Schedule of Investments (unaudited)	iShares® ESG MSCI EM Leaders ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.3%
Atacadao SA	9,614	$22,150
Banco Santander Brasil SA	5,092	32,070
CCR SA	14,038	38,617
Cia. de Saneamento Basico do Estado de Sao Paulo	4,761	65,349
Cia. Siderurgica Nacional SA	9,171	30,595
Cosan SA	16,928	61,046
Energisa SA	3,079	33,017
Equatorial Energia SA	14,187	98,172
Hapvida Participacoes e Investimentos SA(a)(b)	67,501	59,930
Klabin SA	10,576	48,496
Localiza Rent a Car SA	12,386	151,087
Localiza Rent a Car SA, NVS(b)	101	1,159
Lojas Renner SA	13,386	44,520
Magazine Luiza SA(b)	41,832	17,168
Natura & Co. Holding SA(b)	12,531	41,982
PRIO SA(b)	11,082	103,411
Raia Drogasil SA	17,871	101,953
Rede D'Or Sao Luiz SA(a)	7,955	42,991
Rumo SA	17,929	83,415
Telefonica Brasil SA	5,827	62,460
Tim SA	11,720	41,051
TOTVS SA	7,414	50,174
Ultrapar Participacoes SA	10,207	52,362
WEG SA	22,959	159,480
		1,442,655
Cayman Islands — 0.1%
MINISO Group Holding Ltd., NVS	5,768	37,077

Chile — 0.4%
Cencosud SA	17,825	33,110
Empresas CMPC SA	15,804	30,570
Empresas Copec SA	5,422	40,127
Enel Americas SA(b)	296,163	34,481
Falabella SA	12,323	28,776
		167,064
China — 29.5%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	2,100	6,515
3SBio Inc.(a)	24,500	22,755
AAC Technologies Holdings Inc.	9,500	26,712
Agricultural Bank of China Ltd., Class A	70,600	36,157
Agricultural Bank of China Ltd., Class H	381,000	140,640
Air China Ltd., Class A(b)	9,200	10,388
Air China Ltd., Class H(b)	24,000	16,156
Alibaba Group Holding Ltd.(b)	224,216	2,084,179
Alibaba Health Information Technology Ltd.(b)	74,000	41,983
Angel Yeast Co. Ltd., Class A	800	4,084
Anhui Conch Cement Co. Ltd., Class A	3,300	10,620
Anhui Conch Cement Co. Ltd., Class H	17,000	39,641
Anjoy Foods Group Co. Ltd., Class A	300	4,787
Baidu Inc.(b)	31,150	462,238
Beijing Easpring Material Technology Co. Ltd., Class A	500	2,865
Beijing Enterprises Water Group Ltd.	60,000	12,055
Beijing Tongrentang Co. Ltd., Class A	1,000	7,438
BOC Aviation Ltd.(a)	2,800	20,146
Bosideng International Holdings Ltd.	52,000	21,805
BYD Co. Ltd., Class A	1,500	41,751
BYD Co. Ltd., Class H	14,500	389,711
By-health Co. Ltd., Class A	1,500	3,842
CECEP Solar Energy Co. Ltd., Class A	2,800	2,182
Security	Shares	Value

China (continued)
CECEP Wind Power Corp, Class A	6,010	$2,591
China Baoan Group Co. Ltd., Class A	2,500	4,090
China Communications Services Corp. Ltd., Class H	34,000	14,486
China Construction Bank Corp., Class H	1,325,000	766,106
China Eastern Airlines Corp. Ltd., Class A(b)	14,500	8,519
China Everbright Environment Group Ltd.	50,000	16,441
China Feihe Ltd.(a)	51,000	29,884
China Jushi Co. Ltd., Class A	3,478	5,390
China Literature Ltd.(a)(b)	5,800	19,773
China Medical System Holdings Ltd.	19,000	36,497
China Mengniu Dairy Co. Ltd.	43,000	134,736
China Merchants Bank Co. Ltd., Class A	17,200	69,303
China Merchants Bank Co. Ltd., Class H	54,000	188,461
China Overseas Land & Investment Ltd.	53,500	98,787
China Resources Gas Group Ltd.	13,000	40,744
China Resources Land Ltd.	44,000	161,092
China Resources Pharmaceutical Group Ltd.(a)	20,500	12,778
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	800	5,438
China Ruyi Holdings Ltd.(b)	80,000	18,124
China Southern Airlines Co. Ltd., Class A(b)	10,000	8,599
China Southern Airlines Co. Ltd., Class H(b)	24,000	11,514
China Three Gorges Renewables Group Co. Ltd., Class A	22,500	14,481
China Tourism Group Duty Free Corp. Ltd.(a)	1,100	11,949
China Tourism Group Duty Free Corp. Ltd., Class A	1,600	19,948
China Vanke Co. Ltd., Class A	8,100	12,953
China Vanke Co. Ltd., Class H	31,100	31,390
China Yangtze Power Co. Ltd., Class A	20,200	64,533
Chow Tai Fook Jewellery Group Ltd.(c)	27,800	40,360
CITIC Ltd.	81,000	76,204
CMOC Group Ltd., Class A	13,500	9,849
CMOC Group Ltd., Class H	51,000	29,142
CNGR Advanced Material Co. Ltd.	700	4,817
Contemporary Amperex Technology Co. Ltd., Class A	3,640	85,070
COSCO Shipping Holdings Co. Ltd., Class A	10,800	15,120
COSCO Shipping Holdings Co. Ltd., Class H	41,000	37,774
Country Garden Services Holdings Co. Ltd.	30,000	28,316
CSPC Pharmaceutical Group Ltd.	123,360	111,098
East Buy Holding Ltd.(a)(b)	5,500	20,412
Ecovacs Robotics Co. Ltd., Class A	600	3,593
ENN Energy Holdings Ltd.	10,800	74,545
ENN Natural Gas Co. Ltd., Class A	2,050	4,600
Far East Horizon Ltd.	18,000	13,179
Fosun International Ltd.	35,000	19,922
Ganfeng Lithium Co. Ltd., Class H(a)	5,640	18,040
Ganfeng Lithium Group Co. Ltd., Class A	1,520	8,297
Geely Automobile Holdings Ltd.	83,000	90,311
GEM Co. Ltd., Class A	4,600	3,629
Genscript Biotech Corp.(b)(c)	16,000	44,470
Ginlong Technologies Co. Ltd., Class A	400	3,734
Goldwind Science & Technology Co Ltd., Class A	2,900	3,529
Greentown China Holdings Ltd.	13,500	14,361
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,100	4,639
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	400	3,689
Haier Smart Home Co. Ltd., Class A	5,300	16,418
Haier Smart Home Co. Ltd., Class H	33,800	97,737
Haitian International Holdings Ltd.	9,000	22,910
Hangzhou Robam Appliances Co. Ltd., Class A	900	2,921
Hangzhou Tigermed Consulting Co. Ltd., Class A	400	3,479

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hansoh Pharmaceutical Group Co. Ltd.(a)	16,000	$32,336
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,100	11,314
Huadong Medicine Co. Ltd., Class A	1,600	9,143
Huatai Securities Co. Ltd., Class A	6,100	12,220
Huatai Securities Co. Ltd., Class H(a)	18,200	22,764
Industrial & Commercial Bank of China Ltd., Class A	52,100	35,067
Industrial & Commercial Bank of China Ltd., Class H	900,000	428,245
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,300	20,227
JD Logistics Inc.(a)(b)	27,500	33,729
JD.com Inc.	32,350	441,257
Jiangsu Eastern Shenghong Co. Ltd., Class A	6,000	8,497
Jiangsu Expressway Co. Ltd., Class H	16,000	14,367
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	169	2,553
Jiangsu Hengrui Medicine Co. Ltd., Class A	5,300	35,591
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,000	5,446
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	1,400	2,479
Jointown Pharmaceutical Group Co. Ltd., Class A	2,600	2,732
Kanzhun Ltd., ADR(b)	3,011	49,772
Kingdee International Software Group Co. Ltd.(b)	38,000	52,752
Kuaishou Technology(a)(b)	32,000	235,947
Kuang-Chi Technologies Co. Ltd., Class A	1,800	3,514
Kunlun Energy Co. Ltd.	54,000	49,899
Lenovo Group Ltd.	100,000	123,412
Li Auto Inc.(b)(c)	15,504	286,667
Livzon Pharmaceutical Group Inc., Class A	500	2,450
Longfor Group Holdings Ltd.(a)	26,500	46,855
Microport Scientific Corp.(b)	11,800	18,904
Ming Yang Smart Energy Group Ltd., Class A	2,100	3,957
NetEase Inc.	26,700	602,308
NIO Inc., ADR(b)(c)	19,148	139,206
Nongfu Spring Co. Ltd., Class H(a)	27,800	158,565
Offshore Oil Engineering Co. Ltd., Class A	3,300	2,963
Perfect World Co. Ltd., Class A	1,900	3,352
Pharmaron Beijing Co. Ltd., Class A	1,450	6,775
Ping An Healthcare and Technology Co. Ltd.(a)(b)	8,000	17,849
Pop Mart International Group Ltd.(a)	6,600	19,805
Postal Savings Bank of China Co. Ltd., Class A	24,257	14,895
Postal Savings Bank of China Co. Ltd., Class H(a)	108,000	47,911
Pylon Technologies Co. Ltd., NVS	176	2,510
SF Holding Co. Ltd., Class A	4,000	23,627
Shandong Nanshan Aluminum Co. Ltd., Class A	7,600	3,063
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	34,800	33,033
Shanghai Electric Group Co. Ltd., Class A(b)	10,300	6,358
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,800	7,028
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	7,000	15,480
Shanghai M&G Stationery Inc., Class A	800	4,447
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,200	5,532
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	10,500	15,221
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,595	5,124
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	2,500	2,255
Shenzhen Inovance Technology Co. Ltd., Class A	1,150	10,607
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,000	40,646
Shuangliang Eco-Energy Systems Co. Ltd.	1,700	2,042
Sino Biopharmaceutical Ltd.	144,000	70,636
Sinoma Science & Technology Co. Ltd., Class A	1,600	3,760
Sinopec Shanghai Petrochemical Co. Ltd., Class A(b)	4,600	1,879
Security	Shares	Value

China (continued)
Sinopharm Group Co. Ltd., Class H	18,400	$45,600
Sinotruk Hong Kong Ltd.	10,000	20,744
Skshu Paint Co. Ltd., Class A(b)	420	3,176
Sungrow Power Supply Co. Ltd., Class A	1,200	13,955
Sunwoda Electronic Co. Ltd., Class A	1,900	4,042
TCL Technology Group Corp., Class A(b)	14,800	8,659
Tencent Holdings Ltd.	52,600	2,191,271
Tianqi Lithium Corp., Class A	1,100	7,706
Titan Wind Energy Suzhou Co. Ltd., Class A(b)	1,700	2,973
Tongcheng Travel Holdings Ltd.(b)	17,600	32,355
Topchoice Medical Corp., Class A(b)	300	3,440
Uni-President China Holdings Ltd.	19,000	12,152
Vinda International Holdings Ltd.	5,000	12,857
Vipshop Holdings Ltd., ADR(b)	4,660	74,700
Want Want China Holdings Ltd.	67,000	39,232
Weichai Power Co. Ltd., Class A	4,700	9,805
Weichai Power Co. Ltd., Class H	27,000	49,681
Western Mining Co. Ltd., Class A	2,000	3,593
WuXi AppTec Co. Ltd., Class A	2,192	25,282
WuXi AppTec Co. Ltd., Class H(a)(c)	5,060	59,191
Wuxi Biologics Cayman Inc.(a)(b)(c)	52,500	291,484
XPeng Inc.(b)(c)	13,300	110,838
Yadea Group Holdings Ltd.(a)	16,000	30,087
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,400	6,835
Yum China Holdings Inc.	5,700	246,126
Yunnan Baiyao Group Co. Ltd., Class A	1,540	10,838
Yunnan Chihong Zinc&Germanium Co. Ltd.	3,800	2,680
Yunnan Energy New Material Co. Ltd., Class A	700	5,772
Zai Lab Ltd.(b)	12,900	35,288
Zangge Mining Co. Ltd.	1,600	5,355
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	500	17,699
Zhejiang Chint Electrics Co. Ltd., Class A	2,000	6,140
Zhejiang Expressway Co. Ltd., Class H(c)	18,000	11,398
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,410	6,333
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	900	3,456
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,800	3,765
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	6,400	5,776
ZTO Express Cayman Inc., ADR	5,874	131,108
		12,939,787
Colombia — 0.1%
Bancolombia SA	3,379	26,690
Interconexion Electrica SA ESP	6,093	23,001
		49,691
Czech Republic — 0.1%
Komercni Banka AS	1,060	32,845
Moneta Money Bank AS(a)	4,662	18,228
		51,073
Egypt — 0.1%
Commercial International Bank Egypt SAE	36,001	55,810

Greece — 0.5%
Alpha Services and Holdings SA(b)	30,865	52,514
Eurobank Ergasias Services and Holdings SA, Class A(b)	35,927	66,227
Hellenic Telecommunications Organization SA	2,653	38,947
Motor Oil Hellas Corinth Refineries SA	919	24,808
Mytilineos SA	1,378	55,108
		237,604

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	6,198	$49,350
OTP Bank Nyrt	3,298	137,229
Richter Gedeon Nyrt	1,941	48,921
		235,500
India — 16.2%
ABB India Ltd.	732	38,827
Adani Green Energy Ltd.(b)	4,381	54,047
Ashok Leyland Ltd.	20,221	44,424
Asian Paints Ltd.	5,283	197,650
Astral Ltd.	1,665	38,974
AU Small Finance Bank Ltd.(a)	2,377	21,178
Axis Bank Ltd.	31,523	406,993
Bajaj Finance Ltd.	3,767	322,026
Berger Paints India Ltd.	4,031	27,765
Bharti Airtel Ltd.	30,700	374,135
Britannia Industries Ltd.	1,497	87,039
Colgate-Palmolive India Ltd.	1,734	45,734
Cummins India Ltd.	1,910	43,746
Dabur India Ltd.	8,650	55,787
DLF Ltd.	8,496	63,837
Eicher Motors Ltd.	1,897	88,758
GAIL India Ltd.	31,556	49,950
Grasim Industries Ltd.	3,610	86,975
Havells India Ltd.	3,531	55,214
HCL Technologies Ltd.	13,101	211,104
Hero MotoCorp Ltd.	1,520	69,695
Hindalco Industries Ltd.	16,839	104,429
Hindustan Unilever Ltd.	11,304	345,166
ICICI Prudential Life Insurance Co. Ltd.(a)	4,976	33,589
Indian Hotels Co. Ltd. (The), Class A	11,479	58,104
Indraprastha Gas Ltd.	4,412	20,614
Info Edge India Ltd.	999	55,337
Infosys Ltd.	45,853	801,467
Kotak Mahindra Bank Ltd.	15,060	317,488
Lupin Ltd.	2,867	44,046
Mahindra & Mahindra Ltd.	12,870	254,581
Marico Ltd.	7,021	45,373
Nestle India Ltd.	463	134,539
PI Industries Ltd.	1,141	51,594
Pidilite Industries Ltd.	2,110	64,568
Power Grid Corp. of India Ltd.	64,053	160,490
Reliance Industries Ltd.	41,936	1,196,939
Shree Cement Ltd.	128	41,084
Shriram Transport Finance Co. Ltd.	3,907	94,122
Siemens Ltd.	1,200	52,689
Supreme Industries Ltd.	894	47,566
Tata Consultancy Services Ltd.	12,621	528,833
Torrent Pharmaceuticals Ltd.	1,403	35,716
TVS Motor Co. Ltd.	3,235	72,451
UPL Ltd.	6,355	43,527
Vedanta Ltd.	10,208	28,620
Zomato Ltd.(b)	71,110	101,302
		7,118,092
Indonesia — 2.4%
Aneka Tambang Tbk	124,000	13,921
Bank Central Asia Tbk PT	764,300	442,364
Bank Rakyat Indonesia Persero Tbk PT	940,800	320,177
Barito Pacific Tbk PT	384,584	25,907
Kalbe Farma Tbk PT	291,200	30,356
Merdeka Copper Gold Tbk PT(b)	132,857	21,690
Sarana Menara Nusantara Tbk PT	292,100	18,829
Security	Shares	Value

Indonesia (continued)
Telkom Indonesia Persero Tbk PT	680,000	$165,346
Unilever Indonesia Tbk PT	107,700	25,351
		1,063,941
Kazakhstan — 0.0%
Polymetal International PLC(b)(d)	7,120	1

Kuwait — 0.6%
Kuwait Finance House KSCP	112,122	253,779

Malaysia — 2.3%
AMMB Holdings Bhd	22,900	19,468
Axiata Group Bhd	38,100	18,483
CIMB Group Holdings Bhd	88,200	106,954
Dialog Group Bhd	44,100	20,927
DiGi.Com Bhd	46,700	43,498
Gamuda Bhd	25,300	25,900
IHH Healthcare Bhd	28,800	36,089
Kuala Lumpur Kepong Bhd	6,400	30,073
Malayan Banking Bhd	74,700	143,996
Malaysia Airports Holdings Bhd	12,163	18,758
Maxis Bhd(c)	32,500	27,202
MISC Bhd	18,500	28,568
MR DIY Group M Bhd(a)	40,100	13,167
Nestle Malaysia Bhd	1,000	26,913
Petronas Chemicals Group Bhd	38,000	58,960
Petronas Dagangan Bhd	4,100	19,622
Petronas Gas Bhd	11,000	39,803
PPB Group Bhd	8,000	24,209
Press Metal Aluminium Holdings Bhd	50,000	51,533
Public Bank Bhd	201,400	184,611
QL Resources Bhd	15,200	18,301
RHB Bank Bhd	20,700	24,216
Sime Darby Bhd	37,700	19,998
Telekom Malaysia Bhd	16,000	18,101
		1,019,350
Mexico — 3.3%
America Movil SAB de CV	259,505	234,725
Arca Continental SAB de CV	7,111	72,610
Cemex SAB de CV, NVS(b)	209,948	145,900
Fomento Economico Mexicano SAB de CV	26,791	340,709
Gruma SAB de CV, Class B	2,585	47,906
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,705	63,865
Grupo Bimbo SAB de CV, Series A	18,200	91,836
Grupo Financiero Banorte SAB de CV, Class O	35,745	332,393
Industrias Penoles SAB de CV(b)	2,700	39,602
Orbia Advance Corp. SAB de CV	14,000	29,897
Prologis Property Mexico SA de CV	9,548	41,109
		1,440,552
Netherlands — 0.1%
NEPI Rockcastle NV	6,628	40,785

Peru — 0.3%
Credicorp Ltd.	939	117,873

Philippines — 0.6%
Ayala Corp.	3,420	40,933
JG Summit Holdings Inc.	36,728	25,482
PLDT Inc.	1,000	23,104
SM Investments Corp.	3,380	49,908
SM Prime Holdings Inc.	139,400	81,143
Universal Robina Corp.	12,400	25,167
		245,737

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Poland — 1.3%
Allegro.eu SA (a)(b)	7,279	$52,640
CD Projekt SA	896	24,401
KGHM Polska Miedz SA	1,943	55,989
mBank SA(b)	214	30,160
ORLEN SA	8,024	118,459
Powszechna Kasa Oszczednosci Bank Polski SA(b)	11,973	142,427
Powszechny Zaklad Ubezpieczen SA	8,294	94,473
Santander Bank Polska SA(b)	500	62,119
		580,668
Qatar — 0.8%
Qatar Fuel QSC	8,251	36,028
Qatar Gas Transport Co. Ltd.	33,871	30,100
Qatar National Bank QPSC	63,780	274,747
		340,875
Russia — 0.0%
Gazprom PJSC(b)(d)	244,340	27
LUKOIL PJSC(d)	8,544	1
Mobile TeleSystems PJSC(d)	18,946	2
Moscow Exchange MICEX-RTS PJSC(d)	30,360	3
Novatek PJSC(d)	18,630	2
Novolipetsk Steel PJSC(b)(d)	31,136	4
PhosAgro PJSC(b)(d)	910	—
PhosAgro PJSC, New(d)	18	—
Polyus PJSC(b)(d)	698	—
		39
Saudi Arabia — 2.5%
ACWA Power Co.	1,315	80,385
Alinma Bank	13,589	129,751
Bank AlBilad	6,861	69,966
Dr Sulaiman Al Habib Medical Services Group Co.	1,195	89,578
National Industrialization Co.(b)	4,263	13,863
Sahara International Petrochemical Co.	4,884	42,204
Saudi Arabian Oil Co.(a)	36,756	324,961
Saudi Basic Industries Corp.	12,396	262,046
Saudi Electricity Co.	11,447	55,131
Savola Group (The)	3,675	36,735
		1,104,620
South Africa — 5.6%
Absa Group Ltd.	11,780	108,645
Anglo American Platinum Ltd.	928	39,296
Aspen Pharmacare Holdings Ltd.	5,217	51,234
Bid Corp. Ltd.	4,615	101,173
Bidvest Group Ltd. (The)	3,960	49,527
Capitec Bank Holdings Ltd.	1,212	126,269
Clicks Group Ltd.	3,353	52,495
Discovery Ltd.	7,558	53,339
FirstRand Ltd.	69,680	249,251
Gold Fields Ltd.	12,355	189,321
Impala Platinum Holdings Ltd.	11,898	48,380
Kumba Iron Ore Ltd.	928	29,156
MTN Group Ltd.	23,292	127,247
Naspers Ltd., Class N	2,567	473,402
Nedbank Group Ltd.	6,081	68,967
Northam Platinum Holdings Ltd.	4,945	31,913
Old Mutual Ltd.	66,600	40,629
Sanlam Ltd.	24,365	87,773
Sasol Ltd.	7,936	87,671
Shoprite Holdings Ltd.	6,903	94,164
Sibanye Stillwater Ltd.(c)	39,289	43,236
Standard Bank Group Ltd.	18,464	196,107
Vodacom Group Ltd.	8,317	42,796
Security	Shares	Value

South Africa (continued)
Woolworths Holdings Ltd.	12,893	$46,166
		2,438,157
South Korea — 7.2%
Amorepacific Corp.	408	40,759
Celltrion Healthcare Co. Ltd.	1,455	83,861
CJ CheilJedang Corp.	113	27,028
Coway Co. Ltd.	780	30,032
Doosan Bobcat Inc.	762	26,815
Doosan Enerbility Co. Ltd.(b)	6,177	75,443
Hana Financial Group Inc.	4,079	131,248
Hanon Systems	2,432	13,609
Hanwha Solutions Corp.(b)	1,455	37,510
HD Hyundai Co. Ltd.	600	27,966
HMM Co. Ltd.	3,428	41,061
Hyundai Engineering & Construction Co. Ltd.	1,090	30,215
Hyundai Glovis Co. Ltd.	258	34,624
Hyundai Mipo Dockyard Co. Ltd.(b)	329	20,641
Kakao Corp.	4,291	167,412
KB Financial Group Inc.	5,256	212,515
Korea Zinc Co. Ltd.	116	44,003
Korean Air Lines Co. Ltd.	2,570	44,525
Kumho Petrochemical Co. Ltd.	231	22,810
LG Chem Ltd.	681	263,455
LG Corp.	1,301	84,262
LG Display Co. Ltd.(b)	3,200	30,969
LG Electronics Inc.	1,472	116,716
LG H&H Co. Ltd.	133	34,359
LG Uplus Corp.	2,948	23,946
Lotte Chemical Corp.	273	32,501
Mirae Asset Securities Co. Ltd.	3,543	19,636
NAVER Corp.	1,813	291,429
NCSoft Corp.	200	40,497
Netmarble Corp.(a)(b)	320	14,640
POSCO Future M Co. Ltd.	421	105,365
Samsung Engineering Co. Ltd.(b)	2,162	42,154
Samsung SDI Co. Ltd.	760	276,736
Samsung SDS Co. Ltd.	529	68,787
Samsung Securities Co. Ltd.	881	26,708
Shinhan Financial Group Co. Ltd.	6,084	173,552
SK Biopharmaceuticals Co. Ltd.(b)	437	29,068
SK Bioscience Co. Ltd.(b)	381	19,988
SK IE Technology Co. Ltd.(a)(b)	354	19,382
SK Inc.	501	63,384
SK Innovation Co. Ltd.(b)	829	91,775
SK Square Co. Ltd.(b)	1,340	52,727
SKC Co. Ltd.	274	20,485
Woori Financial Group Inc.	8,260	83,267
Yuhan Corp.	753	35,741
		3,173,606
Taiwan — 14.6%
Acer Inc.	41,000	46,250
Airtac International Group	2,000	69,465
AUO Corp.	92,600	48,596
Cathay Financial Holding Co. Ltd.	131,650	195,939
China Airlines Ltd.	40,000	27,034
China Steel Corp.	162,000	135,678
Chunghwa Telecom Co. Ltd.	52,000	198,802
CTBC Financial Holding Co. Ltd.	240,000	210,059
Delta Electronics Inc.	27,000	273,086
E.Sun Financial Holding Co. Ltd.	195,174	159,837
Eva Airways Corp.	36,000	36,071

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Evergreen Marine Corp. Taiwan Ltd.	13,800	$49,501
Far Eastern New Century Corp.	40,000	39,170
Far EasTone Telecommunications Co. Ltd.	22,000	58,356
First Financial Holding Co. Ltd.	151,456	134,204
Fubon Financial Holding Co. Ltd.	108,089	222,759
Hotai Motor Co. Ltd.	4,100	92,946
Hua Nan Financial Holdings Co. Ltd.	123,650	88,018
Lite-On Technology Corp.	28,000	98,427
MediaTek Inc.	21,000	634,189
Mega Financial Holding Co. Ltd.	154,984	195,887
momo.com Inc.	1,320	21,872
Nan Ya Plastics Corp.	65,000	141,546
President Chain Store Corp.	7,000	60,339
SinoPac Financial Holdings Co. Ltd.	145,820	88,162
Taishin Financial Holding Co. Ltd.	155,477	91,060
Taiwan Cement Corp.	42,882	47,884
Taiwan Cooperative Financial Holding Co. Ltd.	143,724	123,797
Taiwan High Speed Rail Corp.	28,000	26,962
Taiwan Mobile Co. Ltd.	24,000	75,493
Taiwan Semiconductor Manufacturing Co. Ltd.	121,000	2,213,346
Uni-President Enterprises Corp.	67,000	156,401
United Microelectronics Corp.	156,000	243,947
Voltronic Power Technology Corp.	1,000	51,383
Wan Hai Lines Ltd.	9,260	13,851
Yang Ming Marine Transport Corp.	25,000	33,638
		6,403,955
Thailand — 2.6%
Advanced Info Service PCL, NVDR	16,400	101,727
Airports of Thailand PCL, NVDR(b)	59,100	99,957
Asset World Corp. PCL, NVDR	110,200	11,604
Bangkok Dusit Medical Services PCL, NVDR	153,000	114,253
Bangkok Expressway & Metro PCL, NVDR	105,400	23,367
Berli Jucker PCL, NVDR	14,000	10,450
BTS Group Holdings PCL, NVDR	115,600	23,860
Bumrungrad Hospital PCL, NVDR	8,300	52,610
Central Retail Corp. PCL, NVDR	25,400	27,275
Charoen Pokphand Foods PCL, NVDR(c)	55,700	31,480
CP ALL PCL, NVDR	80,400	118,875
Delta Electronics Thailand PCL, NVDR	42,500	94,103
Energy Absolute PCL, NVDR	22,700	28,750
Home Product Center PCL, NVDR	85,500	28,686
Indorama Ventures PCL, NVDR	23,300	16,230
Intouch Holdings PCL, NVDR	13,400	26,603
Kasikornbank PCL, NVDR	8,300	30,199
Minor International PCL, NVDR	45,300	35,128
Muangthai Capital PCL, NVDR	10,200	12,692
Osotspa PCL, NVDR	18,100	11,766
PTT Exploration & Production PCL, NVDR	19,400	83,278
PTT Global Chemical PCL, NVDR	31,200	34,219
PTT Oil & Retail Business PCL, NVDR	41,200	23,317
SCG Packaging PCL, NVDR	17,900	19,646
Siam Cement PCL (The), NVDR	10,700	87,328
		1,147,403
Turkey — 0.6%
Haci Omer Sabanci Holding AS	14,060	29,678
KOC Holding AS	10,499	51,380
Turk Hava Yollari AO(b)	7,617	66,268
Turkiye Is Bankasi AS, Class C	48,240	35,887
Turkiye Sise ve Cam Fabrikalari AS	19,396	33,097
Yapi ve Kredi Bankasi AS	46,363	30,883
		247,193
Security	Shares	Value

United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	40,487	$92,603
Abu Dhabi Islamic Bank PJSC	20,009	55,572
Aldar Properties PJSC	53,120	82,742
Emaar Properties PJSC	91,543	189,096
Emirates NBD Bank PJSC	26,246	125,779
Emirates Telecommunications Group Co. PJSC	47,804	251,480
First Abu Dhabi Bank PJSC	61,105	228,278
		1,025,550

Total Common Stocks — 97.9%
(Cost: $43,122,612)		42,978,437

Preferred Stocks

Brazil — 1.8%
Banco Bradesco SA, Preference Shares, NVS	73,567	243,178
Cia. Energetica de Minas Gerais, Preference Shares, NVS	19,355	43,530
Gerdau SA, Preference Shares, NVS	15,940	70,761
Itau Unibanco Holding SA, Preference Shares, NVS	66,746	428,380
		785,849
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,957	99,044

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	6,257	43,315

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	108	25,802

Total Preferred Stocks — 2.2%
(Cost: $798,655)		954,010

Rights

China — 0.0%
Zhejiang Expressway Co. Ltd., (Expires 12/12/23, Strike Price HKD 4.06)	6,840	771

Thailand — 0.0%
SCC Rates, (Expires 12/11/23, Strike Price THB 11.50)	1,537	—

Total Rights — 0.0%
(Cost: $—)		771
Total Long-Term Investments — 100.1%
(Cost: $43,921,267)		43,933,218

Short-Term Securities

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	1,025,956	1,026,469
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(e)(f)	580,000	580,000

Total Short-Term Securities — 3.7%
(Cost: $1,606,330)		1,606,469

Total Investments — 103.8%
(Cost: $45,527,597)		45,539,687

Liabilities in Excess of Other Assets — (3.8)%		(1,666,792)

Net Assets — 100.0%		$43,872,895

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
November 30, 2023

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$419,971	$606,362	(a)	$—	$(3)	$139	$1,026,469	1,025,956	$877	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	580,000	(a)	—	—	—	580,000	580,000	1,029		—
					$(3)	$139	$1,606,469		$1,906		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,369,451	$36,608,946	$40	$42,978,437
Preferred Stocks	829,164	124,846	—	954,010
Rights	771	—	—	771
Short-Term Securities
Money Market Funds	1,606,469	—	—	1,606,469
	$8,805,855	$36,733,792	$40	$45,539,687

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
November 30, 2023

Portfolio Abbreviation

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company